Schedule of Investments (unaudited)	iShares® Global Healthcare ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.8%
Cochlear Ltd.	32,287	$5,067,456
CSL Ltd.	233,501	49,385,513
Ramsay Health Care Ltd.	91,154	4,737,277
Sonic Healthcare Ltd.	234,070	7,938,795
		67,129,041

Belgium — 0.2%
UCB SA	62,146	7,092,472

Brazil — 0.1%
Rede D’Or Sao Luiz SA(a)	362,690	2,913,102

Canada — 0.1%
Bausch Health Cos Inc.(b)	140,263	3,874,295
Canopy Growth Corp.(b)(c)	115,721	1,009,969
		4,884,264

China — 0.5%
Wuxi Biologics Cayman Inc., New(a)(b)	1,593,000	18,859,358

Denmark — 3.3%
Ambu A/S, Class B	84,885	2,240,437
Coloplast A/S, Class B	57,785	10,174,507
Genmab A/S(b)	32,020	12,780,879
GN Store Nord A/S	67,476	4,233,832
Novo Nordisk A/S, Class B	803,803	90,287,867
		119,717,522

France — 1.9%
Eurofins Scientific SE	62,324	7,721,417
Sanofi	560,107	56,203,350
Sartorius Stedim Biotech	11,690	6,420,214
		70,344,981

Germany — 1.8%
Bayer AG, Registered	480,058	25,637,153
Fresenius Medical Care AG & Co. KGaA	98,122	6,361,072
Fresenius SE & Co. KGaA	201,608	8,103,308
Merck KGaA	63,130	16,240,638
Siemens Healthineers AG(a)	137,310	10,237,722
		66,579,893

Ireland — 0.3%
STERIS PLC	48,639	11,839,219

Japan — 4.9%
Astellas Pharma Inc.	908,875	14,792,421
Chugai Pharmaceutical Co. Ltd.	309,500	10,088,462
Daiichi Sankyo Co. Ltd.	893,700	22,745,931
Eisai Co. Ltd.	144,400	8,197,271
Hoya Corp.	180,100	26,725,351
M3 Inc.	209,200	10,548,148
Olympus Corp.	634,300	14,606,169
Ono Pharmaceutical Co. Ltd.	244,700	6,082,115
Otsuka Holdings Co. Ltd.	270,500	9,841,037
Shionogi & Co. Ltd.	137,300	9,658,552
Sysmex Corp.	82,700	11,162,971
Takeda Pharmaceutical Co. Ltd.	771,792	21,076,320
Terumo Corp.	369,600	15,612,124
		181,136,872

Netherlands — 0.9%
Argenx SE(b)	24,860	8,840,412
Koninklijke Philips NV	447,977	16,580,347

Security	Shares	Value

Netherlands (continued)
QIAGEN NV(b)	113,505	$6,293,914
		31,714,673
South Korea — 0.2%
Celltrion Inc.	50,073	8,335,581

Spain — 0.1%
Grifols SA	145,341	2,796,746

Sweden — 0.1%
Getinge AB, Class B	106,540	4,643,243

Switzerland — 8.9%
Alcon Inc.	244,170	21,537,100
Lonza Group AG, Registered	36,344	30,259,576
Novartis AG, Registered	1,187,020	104,305,791
Roche Holding AG, Bearer.	13,308	5,956,412
Roche Holding AG, NVS.	342,717	142,179,961
Sonova Holding AG, Registered	26,410	10,320,942
Straumann Holding AG, Registered	5,563	11,763,469
Vifor Pharma AG	22,809	4,051,967
		330,375,218

United Kingdom — 4.1%
AstraZeneca PLC	758,107	88,523,651
AstraZeneca PLC	1	58
GlaxoSmithKline PLC	2,445,127	53,237,139
Smith & Nephew PLC	432,350	7,545,532
		149,306,380

United States — 70.4%
Abbott Laboratories	865,202	121,768,529
AbbVie Inc.	862,265	116,750,681
ABIOMED Inc.(b)	22,106	7,939,812
Agilent Technologies Inc.	148,237	23,666,037
Align Technology Inc.(b)	35,818	23,538,873
AmerisourceBergen Corp.	72,290	9,606,618
Amgen Inc.	274,900	61,844,253
Anthem Inc.	118,875	55,103,317
Baxter International Inc.	243,852	20,932,256
Becton Dickinson and Co.	140,025	35,213,487
Biogen Inc.(b)	72,666	17,434,027
Bio-Rad Laboratories Inc., Class A(b)	10,439	7,887,395
Bio-Techne Corp.	18,977	9,817,561
Boston Scientific Corp.(b)	695,096	29,527,678
Bristol-Myers Squibb Co.	1,083,498	67,556,100
Cardinal Health Inc.	141,738	7,298,090
Catalent Inc.(b)	83,051	10,633,020
Centene Corp.(b)	284,733	23,461,999
Cerner Corp.	144,119	13,384,332
Charles River Laboratories International Inc.(b)	24,572	9,258,238
Cigna Corp.	161,756	37,144,030
Cooper Companies Inc. (The)	24,035	10,069,223
CVS Health Corp.	643,842	66,418,741
Danaher Corp.	309,903	101,961,186
DaVita Inc.(b)	32,701	3,720,066
DENTSPLY SIRONA Inc.	107,387	5,991,121
Dexcom Inc.(b)	47,187	25,337,060
Edwards Lifesciences Corp.(b)	304,329	39,425,822
Eli Lilly & Co.	387,520	107,040,774
Gilead Sciences Inc.	611,963	44,434,633
HCA Healthcare Inc.	116,883	30,029,580
Henry Schein Inc.(b)	68,610	5,319,333

Schedule of Investments (unaudited) (continued)	iShares® Global Healthcare ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Hologic Inc.(b)	123,646	$9,466,338
Humana Inc.	62,649	29,060,365
IDEXX Laboratories Inc.(b)	41,472	27,307,653
Illumina Inc.(b)	76,275	29,018,061
Incyte Corp.(b)	91,291	6,700,759
Intuitive Surgical Inc.(b)	173,940	62,496,642
IQVIA Holdings Inc.(b)	93,611	26,411,408
Johnson & Johnson	1,284,431	219,727,611
Laboratory Corp. of America Holdings(b)	47,141	14,812,174
McKesson Corp.	74,527	18,525,176
Medtronic PLC	655,290	67,789,750
Merck & Co. Inc.	1,236,147	94,738,306
Mettler-Toledo International Inc.(b)	11,313	19,200,537
Moderna Inc.(b)	171,221	43,486,710
Organon & Co.	124,162	3,780,733
PerkinElmer Inc.(c)	61,581	12,381,476
Pfizer Inc.	2,735,597	161,537,003
Quest Diagnostics Inc.	59,574	10,306,898
Regeneron Pharmaceuticals Inc.(b)	51,281	32,384,977
ResMed Inc.	71,099	18,519,868
Stryker Corp.	163,639	43,760,341
Teleflex Inc.	22,775	7,481,132
Thermo Fisher Scientific Inc.	191,873	128,025,341
UnitedHealth Group Inc.	460,064	231,016,537
Universal Health Services Inc., Class B	37,008	4,798,457
Vertex Pharmaceuticals Inc.(b)	124,088	27,249,725
Viatris Inc.	586,506	7,935,426
Waters Corp.(b)	30,092	11,212,279
West Pharmaceutical Services Inc.	36,060	16,912,501
Zimmer Biomet Holdings Inc.	101,827	12,936,102
Zoetis Inc.	231,188	56,416,808
		2,604,910,966
Total Common Stocks — 99.6%
(Cost: $2,609,824,591)		3,682,579,531

Security	Shares	Value

Preferred Stocks

Germany — 0.2%
Sartorius AG, Preference Shares, NVS	12,038	$8,141,781
Total Preferred Stocks — 0.2%
(Cost: $4,004,397)		8,141,781

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	1,086,944	1,087,270
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	2,930,000	2,930,000
		4,017,270
Total Short-Term Investments — 0.1%
(Cost: $4,017,360)		4,017,270

Total Investments in Securities — 99.9%
(Cost: $2,617,846,348)		3,694,738,582

Other Assets, Less Liabilities — 0.1%		4,474,819

Net Assets — 100.0%		$3,699,213,401

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,610,638	$—	$(519,571)	(a)	$(1,342)	$(2,455)	$1,087,270	1,086,944	$9,340	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,014,000	—	(2,084,000)	(a)	—	—	2,930,000	2,930,000	253		—
					$(1,342)	$(2,455)	$4,017,270		$9,593		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Healthcare ETF
December 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	54	03/18/22	$7,682	$358,075

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,621,634,507	$1,060,945,024	$—	$3,682,579,531
Preferred Stocks	—	8,141,781	—	8,141,781
Money Market Funds	4,017,270	—	—	4,017,270
	$2,625,651,777	$1,069,086,805	$—	$3,694,738,582
Derivative financial instruments
Assets
Futures Contracts	$358,075	$—	$—	$358,075

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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